Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
10. Stock-Based Compensation

In April 2010, the Company adopted an Omnibus Incentive Plan (the Incentive Plan) in order to provide an incentive to certain executive officers, personnel, and directors. The plan was amended and restated effective August 2011 increasing the number of shares issuable to 5,090,496. As of December 31, 2011, there were 3,938,168 shares of common stock reserved under the Incentive Plan, of which 1,123,280 shares remained available for future grants.

Prior to April 30, 2010, the Company had two fixed option plans under which the Company granted options to its personnel to purchase membership units that vested over a period of time. All options outstanding under these plans were fully vested at April 30, 2010.

Stock and Member Unit Options

The exercise price of stock and member unit options granted is generally equal to the fair market value of the underlying stock on the grant date. The contractual terms for options expire ten years from the grant date and generally vest over a three or four-year period. The fair value of options on the date of grant is amortized on a straight-line basis over the requisite service period.

In connection with the contribution of all member units to the Company on April 30, 2010, all outstanding member unit options were cancelled. A summary of stock and member option activity, including options for member units prior to contribution and conversion, under the plans as of December 31, 2010 and 2011, and changes during the periods then ended are as follows:

	Number of Shares	Weighted- Average Price/Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In Years)
Outstanding at December 31, 2009	518,400	$0.23
Granted	276,800	4.51
Exercised	(116,800)	(0.23)
Cancelled	(518,400)	(0.23)
Outstanding at December 31, 2010	160,000	$7.63	9.75	$0
Granted	2,666,888	8.65
Exercised	—	—
Cancelled	(12,000)	(7.63)
Outstanding at December 31, 2011	2,814,888	$8.60	9.52	$21,122

	Number of Shares	Weighted- Average Price/Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In Years)
Vested and Exercisable at December 31, 2010	—	$—	—	$0
Unvested at December 31, 2010	160,000	7.63	9.75
Vested and Exercisable at December 31, 2011	211,375	8.53	9.50	$1,601
Unvested at December 31, 2011	2,603,513	8.62	9.53

As of December 31, 2010, all outstanding options had an exercise price of $7.63. The following table summarizes information about the stock options outstanding as of December 31, 2011:

			Exercisable
Range of Exercise	Number of Shares Outstanding	Weighted Average Remaining Contractual Term	Number of Shares	Weighted-Average Remaining Contractual Term
$7.63	247,288	8.90	48,840	8.76
$8.50	2,074,496	9.51	157,050	9.48
$9.49	493,104	9.80	5,485	9.80

The fair value of the stock and member unit option grants under the plans was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions (no options were granted during 2009):

Year of Grant	Risk-free Interest Rate	Dividend Yield	Expected Term	Volatility Factor
			(In Years)
2010	0.62%	0%	4.0	37.0%
2011	1.26%	0%	4.7	50.0%

Expected volatility is based on historical volatilities for publicly traded common stock of comparable companies over the estimated expected life of the stock options. The expected term represents the period of time the stock options are expected to be outstanding. The risk-free interest rate is based on yields of U.S. Treasury securities with a maturity similar to the estimated expected term of the stock options.

The weighted-average grant date fair value of options granted during 2010 and 2011 was $4.38 and $3.71 per share, respectively. No options were granted during 2009. The total intrinsic value of options exercised during 2009 and 2010 was $0 and $849, respectively. There were no options exercised in 2011. The Company recognized compensation expense of $0, $849, and $1,673 in the consolidated statements of operations related to stock and member unit options in 2009, 2010, and 2011, respectively. As of December 31, 2011, total compensation expense related to non-vested options not yet recognized was $7,114 which will be recognized over the remaining weighted-average life of the awards.

Restricted Stock

The restricted stock granted vests over various periods in accordance with the respective grant agreement. The fair value of restricted stock on the date of grant is amortized on a straight-line basis over the requisite vesting period, with the amount of compensation expense recognized at any date at least equal to the portion of the grant date value of the award that is vested at that date.

A summary of restricted stock (units) activity is as follows:

	Number of Shares (Units)	Weighted- Average Price / Share (Unit)	Average Remaining Life
			(In Years)
Outstanding at December 31, 2009	—	$—
Granted	1,106,248	7.41
Vested and issued	(687,888)	7.56
Cancelled	(60,544)	4.41
Outstanding at December 31, 2010	357,816	7.63	1.02
Granted	—
Vested and issued	(357,816)	7.63
Cancelled	—
Outstanding at December 31, 2011	—	—	—

There were no restricted stock grants during 2009.

The Company recognized compensation expense of $5,790 and $2,169 in the consolidated statement of operations related to restricted stock in 2010 and 2011, respectively.

Profits Interest Plan

Prior to 2010, the Company issued Class B member units representing profits interest units to certain key personnel and members under a Profits Interest Plan. These units, when vested, had voting rights and typically vested immediately or over a three to five year period unless a change in control of the Company occurred, as defined in the agreement. If a Class B unit holder left the Company, these units could be repurchased by the Company at or below their fair market value, as determined by the Company’s Board of Managers.

At December 31, 2009, there were 427,514 Class B member units authorized, 349,129 units issued and 236,067 units outstanding. At December 31, 2009, there were 113,062 non-vested Class B member units, of which 81,241 vested prior to the reorganization of the Company on April 30, 2010. Vested Class B member units were converted into common shares upon the Company’s reorganization and the remaining non-vested units were cancelled.

The fair value of the Class B units granted under the Profits Interest Plan was estimated at the date of grant using the Black-Scholes option-pricing model.

The estimated fair value of the Class B unit grants issued to members was amortized to expense over the requisite vesting period. The Company recorded compensation expense of $60 related to the Profits Interest Plan in 2010.